Summary of Significant Accounting Policies (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Auction Market Preferred Securities, Stock Series [Line Items]
Depreciation of property and equipment	$ 280	$ 208
Asset Impairment Charges	0
Contingent payments	$ 0
Series B [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Share price	$ 8.8554